ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	September 30, 2022	December 31, 2021
Accounts Payable	$827,830	$623,557
Credit Cards	262,643	126,063
Accrued Interest	1,617,649	1,880,066
Accrued Expenses	908,309	144,208
Total Accounts Payable and Accrued Expenses	$3,616,431	$2,773,894

	December 31, 2021	December 31, 2020
Accounts Payable	$623,557	$1,112,994
Credit Cards	126,063	-
Accrued Interest	1,880,066	3,691,688
Accrued Expenses	144,208	144,208
Total Accounts Payable and Accrued Expenses	$2,773,894	$4,948,890